Noncontrolling Interests (Reconciliation Of Income From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Noncontrolling Interests [Abstract]
Income from continuing operations	$ 65.5	$ 162.0
Income from continuing operations attributable to noncontrolling interests	(0.9)	(1.6)
Income from continuing operations attributable to Ensco	$ 64.6	$ 160.4